SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

AMERICAN GENERAL LIFE INSURANCE COMPANY

Variable Separate Account

Polaris Advantage Variable Annuity

Polaris Advantage II Variable Annuity

Polaris Platinum III Variable Annuity

Polaris Preferred Solution Variable Annuity

Polaris Retirement Protector Variable Annuity

Polaris Choice III Variable Annuity

Polaris Choice IV Variable Annuity

Polaris II Platinum Series Variable Annuity

Polaris Platinum II Variable Annuity

Variable Annuity Account Seven

Polaris Platinum O-Series Variable Annuity

Polaris II A-Class Platinum Series Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS Variable Separate Account

Polaris Advantage Variable Annuity

Polaris Advantage II Variable Annuity

Polaris Choice III Variable Annuity

Polaris Choice IV Variable Annuity

Polaris II Variable Annuity

Polaris II A-Class Platinum Series Variable Annuity

Polaris Platinum III Variable Annuity

Polaris Platinum O-Series Variable Annuity

Polaris Preferred Solution Variable Annuity

Polaris Retirement Protector Variable Annuity

Please note that not all of the Underlying Funds listed in this supplement may be available in your product. Please check your product’s prospectus for availability.

Effective on or about October 22, 2018, the following Underlying Funds of the Anchor Series Trust (“AST”) and SunAmerica Series Trust (“SAST”) have been renamed as indicated below. Accordingly, all references in the prospectus are replaced as follows:

Former Underlying Fund Name	New Underlying Fund Name	Managed By	Trust
SA Edge Asset Allocation	SA PGI Asset Allocation	Principal Global Investors, LLC	AST
SA Goldman Sachs Multi-Asset Insights Allocation	SA Goldman Sachs Multi-Asset Insights	Goldman Sachs Asset Management, L.P.	SAST

Effective on or about October 22, 2018, the following Target Underlying Funds have been reorganized and merged into the Acquiring Underlying Funds as indicated below. Accordingly, all references in the prospectus to the Target Underlying Funds listed below are hereby replaced with corresponding Acquiring Underlying Funds, respectively.

Target Underlying Fund	Acquiring Underlying Fund	Managed By	Trust
SA Boston Company Capital Growth	SA AB Growth	AllianceBernstein L.P.	SAST
SA Columbia Focused Growth
SA Wellington Growth
SA Wellington Growth and Income
SA Wellington Natural Resources
SA WellsCap Fundamental Growth
SA MFS Telecom Utility	SA Legg Mason BW Large Cap Value	Brandywine Global Investment Management, LLC	SAST

If your contract includes a living benefit, the investment requirements for your living benefit may have changed as a result of the fund mergers described above. Please check your product’s prospectus for additional restrictions. You may also contact our Annuity Service Center at 1-800-445-7862.

Dated: October 22, 2018

Please keep this supplement with your prospectus.

SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES DATED MAY 1, 2018

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

Polaris Platinum III Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris Platinum III Variable Annuity

Effective on or about October 22, 2018, the following Underlying Funds of the Anchor Series Trust (“AST”) and SunAmerica Series Trust (“SAST”) have been renamed as indicated below. Accordingly, all references in the prospectus are replaced as follows:

Former Underlying Fund Name	New Underlying Fund Name	Managed By	Trust
SA Edge Asset Allocation	SA PGI Asset Allocation	Principal Global Investors, LLC	AST
SA Goldman Sachs Multi-Asset Insights Allocation	SA Goldman Sachs Multi-Asset Insights	Goldman Sachs Asset Management, L.P.	SAST

Effective on or about October 22, 2018, the following Target Underlying Funds have been reorganized and merged into the Acquiring Underlying Funds as indicated below. Accordingly, all references in the prospectus to the Target Underlying Funds listed below are hereby replaced with corresponding Acquiring Underlying Funds, respectively.

Target Underlying Fund	Acquiring Underlying Fund	Managed By	Trust
SA Boston Company Capital Growth	SA AB Growth	AllianceBernstein L.P.	SAST
SA Wellington Growth
SA Wellington Natural Resources
SA WellsCap Fundamental Growth
SA MFS Telecom Utility	SA Legg Mason BW Large Cap Value	Brandywine Global Investment Management, LLC	SAST

The following replaces the last table on page 8 appearing under FEE TABLE FOR CONTRACTS ISSUED ON OR AFTER OCTOBER 9, 2017.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (as of December 31, 2017)

The following shows the minimum and maximum total operating expenses charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. More detail about the Underlying Funds’ expenses is contained in the prospectus for each Trust.

	Minimum[6]	Maximum[7]
Expenses include management fees, other expenses and 12b-1 fees, if applicable.	0.47%	1.98%

The investment requirements for the following living benefits have been amended to reflect the changes as a result of the fund mergers described above.

On page 48, the following replaces the table under the “What are the investment requirements if I elect the Extension?” section in the MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK FOR LIFE EXTENSION PARAMETERS section of the prospectus:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 15% Maximum 50%	SA Federated Corporate Bond SA Goldman Sachs Global Bond SA JPMorgan MFS Core Bond SA Wellington Government and Quality Bond SA Wellington Real Return Fixed Accounts 1-Year Fixed (if available)
B. Equity Maximum	Minimum 0% Maximum 35%

Franklin Founding Funds Allocation VIP Fund

Franklin Income VIP Fund

Invesco V.I. American Franchise Fund

Invesco V.I. Comstock Fund

Invesco V.I. Growth and Income Fund

Lord Abbett Growth and Income

SA AB Growth

SA AB Small & Mid Cap Value

SA Allocation Balanced

SA Allocation Growth

SA Allocation Moderate Growth

SA Allocation Moderate

SA American Funds Asset Allocation

SA American Funds Global Growth

SA American Funds Growth

SA American Funds Growth-Income

SA Dogs of Wall Street

SA Janus Focused Growth

SA JPMorgan Diversified Balanced

SA JPMorgan Equity-Income

SA JPMorgan Global Equities

SA Legg Mason BW Large Cap Value

SA MFS Blue Chip Growth

SA MFS Massachusetts Investors Trust

SA MFS Total Return

SA Morgan Stanley International Equities

SA Oppenheimer Main Street Large Cap

SA PGI Asset Allocation

SA PineBridge High-Yield Bond

SA Putnam International Growth and Income

SA Templeton Foreign Value

SA Wellington Capital Appreciation

SA WellsCap Aggressive Growth

C. Limited Equity	Minimum 0% Maximum 5%	SA Columbia Technology SA Fidelity Institutional AMSM Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets SA JPMorgan Mid-Cap Growth

The following replaces the second table starting on page F-18 for contracts purchased between January 23, 2012 and September 30, 2013 with election of optional Polaris Income Plus Income Option with Custom Allocation – Build-Your-Own Option in the APPENDIX F – LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018 section of the prospectus:

If you choose the Build-Your-Own Option, after investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments must be invested among the Variable Portfolios, as follows:

Investment Group	Flexible Allocation	Variable Portfolios
A. Bond and Cash	Minimum 20% Maximum 90%	SA DFA Ultra Short Bond SA Federated Corporate Bond SA Goldman Sachs Global Bond SA JPMorgan MFS Core Bond SA Wellington Government and Quality Bond SA Wellington Real Return
B. Equity*	Minimum 0% Maximum 70%

Franklin Founding Funds Allocation VIP Fund

Franklin Income VIP Fund

Invesco V.I. American Franchise Fund

Invesco V.I. Comstock Fund

Invesco V.I. Growth and Income Fund

Lord Abbett Growth and Income

SA AB Growth

SA AB Small & Mid Cap Value

SA Allocation Balanced

SA Allocation Growth

SA Allocation Moderate Growth

SA Allocation Moderate

SA American Funds Asset Allocation

SA American Funds Global Growth

SA American Funds Growth

SA American Funds Growth-Income

SA Dogs of Wall Street

SA Janus Focused Growth

SA JPMorgan Diversified Balanced

SA JPMorgan Equity-Income

SA JPMorgan Global Equities

SA Legg Mason BW Large Cap Value

SA MFS Blue Chip Growth

SA MFS Massachusetts Investors Trust

SA MFS Total Return

SA Morgan Stanley International Equities

SA Oppenheimer Main Street Large Cap

SA PGI Asset Allocation

SA PineBridge High-Yield Bond

SA Putnam International Growth and Income

SA Templeton Foreign Value

SA VCP Dynamic Allocation

SA VCP Dynamic Strategy

SA Wellington Capital Appreciation

SA WellsCap Aggressive Growth

C. Limited Equity	Minimum 0% Maximum 10%

SA American Funds VCP Managed Asset Allocation

SA Columbia Technology

SA Fidelity Institutional AMSM Real Estate

SA Franklin Small Company Value

SA Invesco Growth Opportunities

SA JPMorgan Emerging Markets

SA JPMorgan Mid-Cap Growth

*Not all funds listed in the Equity group invest in equity markets.

The following replaces the Flexible Allocation – Build-Your-Own Option 4 table starting on page F-19 for contract purchased prior to January 23, 2012 with election of optional SunAmerica Income Plus (renamed Polaris Income Plus) Income Option 1, 2 or 3, and starting on page F-30 for contract purchased prior to January 23, 2012, with election of the optional SunAmerica Income Builder (renamed Polaris Income Builder) with Flexible Allocation in the APPENDIX F – LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018 section of the prospectus:

Flexible Allocation – Build-Your-Own Option 4:

Investment Group	Flexible Allocation	Variable Portfolios and/or DCA Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 20% Maximum 90%

SA DFA Ultra Short Bond

SA Federated Corporate Bond

SA Goldman Sachs Global Bond

SA JPMorgan MFS Core Bond

SA Wellington Government and Quality Bond

SA Wellington Real Return

Fixed Accounts

1-Year Fixed (if available)

B. Equity*	Minimum 0% Maximum 70%

Franklin Founding Funds Allocation VIP Fund

Franklin Income VIP Fund

Invesco V.I. American Franchise Fund

Invesco V.I. Comstock Fund

Invesco V.I. Growth and Income Fund

Lord Abbett Growth and Income

SA AB Growth

SA AB Small & Mid Cap Value

SA Allocation Balanced

SA Allocation Growth

SA Allocation Moderate Growth

SA Allocation Moderate

SA American Funds Asset Allocation

SA American Funds Global Growth

SA American Funds Growth

SA American Funds Growth-Income

SA Dogs of Wall Street

SA PGI Asset Allocation

SA Janus Focused Growth

SA JPMorgan Diversified Balanced

SA JPMorgan Equity-Income

SA JPMorgan Global Equities

SA Legg Mason BW Large Cap Value

SA MFS Blue Chip Growth

SA MFS Massachusetts Investors Trust

SA MFS Total Return

SA Morgan Stanley International Equities

SA Oppenheimer Main Street Large Cap

SA PineBridge High-Yield Bond

SA Putnam International Growth and Income

SA Templeton Foreign Value

SA VCP Dynamic Allocation

SA VCP Dynamic Strategy

SA Wellington Capital Appreciation

SA WellsCap Aggressive Growth

C. Limited Equity	Minimum 0% Maximum 10%

SA American Funds VCP Managed Asset Allocation

SA Columbia Technology

SA Fidelity Institutional AMSM Real Estate

SA Franklin Small Company Value

SA Invesco Growth Opportunities

SA JPMorgan Emerging Markets

SA JPMorgan Mid-Cap Growth

*Not all funds listed in the Equity group invest in equity markets.

The following replaces the table starting on page F-38 continuing to page F-39 under the MARKETLOCK FOR LIFE in the APPENDIX F – LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018 section of the prospectus:

4	In accordance with the requirements outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 20% Maximum 90%

SA DFA Ultra Short Bond

SA Federated Corporate Bond

SA Goldman Sachs Global Bond

SA JPMorgan MFS Core Bond

SA Wellington Government and Quality Bond

SA Wellington Real Return

Fixed Accounts

1-Year Fixed (if available)

B. Equity	Minimum 0% Maximum 70%

Franklin Founding Funds Allocation VIP Fund

Franklin Income VIP Fund

Invesco V.I. American Franchise Fund

Invesco V.I. Comstock Fund

Invesco V.I. Growth and Income Fund

Lord Abbett Growth and Income

SA AB Growth

SA AB Small & Mid Cap Value

SA Allocation Balanced

SA Allocation Growth

SA Allocation Moderate Growth

SA Allocation Moderate

SA American Funds Asset Allocation

SA American Funds Global Growth

SA American Funds Growth

SA American Funds Growth-Income

SA Dogs of Wall Street

SA Janus Focused Growth

SA JPMorgan Diversified Balanced

SA JPMorgan Equity-Income

SA JPMorgan Global Equities

SA Legg Mason BW Large Cap Value

SA MFS Blue Chip Growth

SA MFS Massachusetts Investors Trust

SA MFS Total Return

SA Morgan Stanley International Equities

SA Oppenheimer Main Street Large Cap

SA PGI Asset Allocation

SA PineBridge High-Yield Bond

SA Templeton Foreign Value

SA VCP Dynamic Allocation

SA VCP Dynamic Strategy

SA Wellington Capital Appreciation

SA WellsCap Aggressive Growth

C. Limited Equity	Minimum 0% Maximum 10%	SA Columbia Technology SA Fidelity Institutional AMSM Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets SA JPMorgan Mid-Cap Growth

The following replaces the table on page F-45 under the MARKETLOCK INCOME PLUS section and the table starting on page F-50 under the MARKETLOCK FOR LIFE PLUS in the APPENDIX F - POLARIS INCOME PLUS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2018 section of the prospectus:

4.         Invest in accordance with the requirement outlined in the table below:

Investment Group	Investment Requirement	Variable Portfolios and/or DCA Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 30% Maximum 100%

SA DFA Ultra Short Bond

SA Federated Corporate Bond

SA Goldman Sachs Global Bond

SA JPMorgan MFS Core Bond

SA Wellington Government and Quality Bond

SA Wellington Real Return

Fixed Accounts

1-Year Fixed (if available)

B. Equity Maximum	Minimum 0% Maximum 70%

Franklin Founding Funds Allocation VIP Fund

Franklin Income VIP Fund

Invesco V.I. American Franchise Fund

Invesco V.I. Comstock Fund

Lord Abbett Growth and Income

SA AB Growth

SA AB Small & Mid Cap Value

SA Allocation Balanced

SA Allocation Growth

SA Allocation Moderate

SA Allocation Moderate Growth

SA American Funds Asset Allocation

SA American Funds Global Growth

SA American Funds Growth

SA American Funds Growth-Income

SA Dogs of Wall Street

SA Janus Focused Growth

SA JPMorgan Diversified Balanced

SA JPMorgan Equity-Income

SA JPMorgan Global Equities

SA Legg Mason BW Large Cap Value

SA MFS Blue Chip Growth

SA MFS Massachusetts Investors Trust

SA MFS Total Return

SA Morgan Stanley International Equities

SA Oppenheimer Main Street Large Cap

SA PGI Asset Allocation

SA PineBridge High-Yield Bond

SA Templeton Foreign Value

SA VCP Dynamic Allocation

SA VCP Dynamic Strategy

SA Wellington Capital Appreciation

SA WellsCap Aggressive Growth

C. Limited Equity	Minimum 0% Maximum 10%	SA Columbia Technology SA Fidelity Institutional AMSM Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets SA Multi-Managed Mid Cap Growth

Dated: October 22, 2018

Please keep this supplement with your prospectus.